Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Basis Of Presentation and Summary Of Significant Accounting Policies [Abstract]
Schedule of estimated useful life
Leasehold improvement	3 years
Furniture, fixtures and equipment	5 years
Computer software	1 year